SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) (ILS)	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	200,000,000	126,158,750
Ordinary shares, shares issued	34,365,250	19,565,000
Ordinary shares, shares outstanding	34,365,250	19,565,000
Cumulative preferred shares, par or stated value per share	0.04	0.04
Cumulative preferred shares, shares authorized	0	7,141,250
Cumulative preferred shares, shares issued	0	7,141,250
Cumulative preferred shares, shares outstanding	0	7,141,250